CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired from business acquisition	$ 457	$ 533	$ 844
Issuance costs upon initial public offering		8,633
Issuance costs upon follow-on offering		$ 9